REVERSE RECAPITALIZATION (Details 1) - $ / shares	Sep. 30, 2017	Dec. 31, 2016
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.35	$ 1.35
Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	31,387,366
Subsequent Event [Member] | Former RSI stock options [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.76
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	13,259,442
Subsequent Event [Member] | Former RSI Origination Agent warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.64
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	3,440,424
Subsequent Event [Member] | GPIA public warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	8,625,000
Subsequent Event [Member] | GPIA private placement warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	6,062,500